General and administrative expense (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Components of general and administrative expense

	December 31, 2018	December 31, 2017	December 31, 2016
Employee benefits and expenses	1,084,112	2,097,853	2,174,543
Business development	43,816	161,985	45,649
Travel expenses	70,944	199,484	158,774
Administration expenses	2,797,526	2,522,217	2,969,796
Lease expenses	52,416	81,277	63,695
Depreciation tangible assets	186,520	69,190	39,475
Capital tax expenses	29,200	18,403	(5,420)
Total general and administrative expenses	4,264,534	5,150,409	5,446,512